INVESTMENTS IN AFFILIATES - Carrying Amount (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity method investments:
Equity in net assets of non-consolidated investees	$ 313,021	$ 335,372	$ 350,918
Golar Partners
Equity method investments:
Equity in net assets of non-consolidated investees	307,546	328,853
Egyptian Company for Gas Services S.A.E
Equity method investments:
Equity in net assets of non-consolidated investees	5,475	5,942
Golar Wilhelmsen Management AS
Equity method investments:
Equity in net assets of non-consolidated investees	$ 0	$ 577